UNAUDITED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Income Statement [Abstract]
Revenue	$ 89,272	$ 146,853
Cost of revenue	69,884	104,745
Gross profit	19,388	42,108
Operating expenses, net:
General and administrative	14,928	16,419
Research and development	7,782	13,413
Sales and marketing	21,399	22,199
Transaction-related costs	53	125
Restructuring	4,353	1,218
Total operating expenses	48,515	53,374
Operating loss	(29,127)	(11,266)
Other income (expense):
Interest expense	(4,913)	(5,489)
Interest income	637	1,314
Gain on embedded derivative	2,143	9,249
Other income (expense)	2,409	(1,468)
Total other income (expense)	276	3,606
Net loss from continuing operations, before income taxes	(28,851)	(7,660)
Income tax expense	(41)	(39,496)
Net loss from continuing operations	(28,892)	(47,156)
Loss from discontinued operations, net of tax	0	(654)
Net loss	(28,892)	(47,810)
Net loss from continuing operations attributable to non-controlling interest	0	0
Net loss from discontinued operations attributable to non-controlling interests	0	(70)
Net loss attributable to non-controlling interests	0	(70)
Net loss attributable to ordinary shareholders of Mynd.ai, Inc. from continuing operations	(28,892)	(47,156)
Net loss attributable to ordinary shareholders of Mynd.ai, Inc. from discontinued operations	0	(584)
Net loss attributable to ordinary shareholders of Mynd.ai, Inc.	$ (28,892)	$ (47,740)
Net loss per ordinary share
Net loss per share attributable to ordinary shareholders of Mynd.ai, Inc. from continuing operations - basic (in dollars per share)	$ (0.06)	$ (0.10)
Net loss per share attributable to ordinary shareholders of Mynd.ai, Inc. from continuing operations - diluted (in dollars per share)	(0.06)	(0.10)
Net loss per share attributable to ordinary shareholders of Mynd.ai, Inc. from discontinued operations - basic (in dollars per share)	0	0.00
Net loss per share attributable to ordinary shareholders of Mynd.ai, Inc. from discontinued operations - diluted (in dollars per share)	0	0.00
Net loss per share attributable to ordinary shareholders of Mynd.ai, Inc. - basic (in dollars per share)	(0.06)	(0.10)
Net loss per share attributable to ordinary shareholders of Mynd.ai, Inc. - diluted (in dollars per share)	$ (0.06)	$ (0.10)
Weighted average shares outstanding used in calculating net loss per share - basic (in shares)	456,872,902	456,477,820
Weighted average shares outstanding used in calculating net loss per share - diluted (in shares)	456,872,902	456,477,820